Segment Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment Information
2.  Segment Information

As outlined in note 1, the Group has three operating segments. The segments reflect the Group’s organisational structure and the nature of the financial information reported to and assessed by the Group Chief Executive and Finance Director, who are together determined to fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8). No operating segments have been aggregated to form these reportable segments.

The principal factors employed in the identification of the three segments reflected in this note include:

•	the Group’s organisational structure in 2020 (during 2020 each divisional President fulfilled the role of “segment manager” as outlined in IFRS 8);

•	the nature of the reporting lines to the Chief Operating Decision Maker (as defined in IFRS 8);

•	the structure of internal reporting documentation such as management accounts and budgets; and

•	the degree of homogeneity of products and services within each of the segments from which revenue is derived

The Chief Operating Decision Maker monitors the operating results of segments separately in order to allocate resources between segments and to assess performance. Segment performance is predominantly evaluated using EBITDA (as defined)*; supplemental operating profit information is provided below. Given that net finance costs and income tax are managed on a centralised basis, these items are not allocated between operating segments for the purposes of the information presented to the Chief Operating Decision Maker and are accordingly omitted from the detailed segmental analysis below. There are no asymmetrical allocations to reporting segments which would require disclosure.

A. Operating segments disclosures—Consolidated Income Statement data

	Year ended 31 December
	Revenue			Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Continuing operations
Americas Materials	11,273	11,626	10,572	2,405	2,194	1,763	774	771	571	1,631	1,423	1,192
Europe Materials	9,141	9,509	9,498	1,055	1,208	1,106	1,245	586	531	(190)	622	575
Building Products	7,173	6,997	7,379	1,170	1,076	930	348	328	251	822	748	679
Total Group from continuing operations	27,587	28,132	27,449	4,630	4,478	3,799	2,367	1,685	1,353	2,263	2,793	2,446

Discontinued operations
Americas Distribution	-	-	8	-	-	(6)	-	-	-	-	-	(6)
Europe Distribution	-	3,557	4,191	-	224	176	-	111	50	-	113	126

Total Group	27,587	31,689	31,648	4,630	4,702	3,969	2,367	1,796	1,403	2,263	2,906	2,566

Group operating profit from continuing operations										2,263	2,793	2,446
Profit/(loss) on disposals (i)										9	(189)	(121)
Finance costs less income										(389)	(365)	(360)
Other financial expense										(101)	(125)	(54)
Share of equity accounted investments’ (loss)/profit (ii)										(118)	67	57
Profit before tax from continuing operations										1,664	2,181	1,968

	(i) Profit/(loss) on disposals (note 6)			(ii) Share of equity accounted investments’ (loss)/profit (note 11)
Americas Materials	8	(2)	57	34	43	30
Europe Materials	(12)	(283)	6	(148)	14	21
Building Products	13	96	(184)	(4)	10	6
Total Group from continuing operations	9	(189)	(121)	(118)	67	57

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2020 $m	2019 $m	2020 $m	2019 $m
Americas Materials	16,172	16,410	2,897	2,968
Europe Materials	12,730	13,109	3,971	3,865
Building Products	7,316	7,197	2,268	2,107
Total Group	36,218	36,716	9,136	8,940

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	626	775
Other financial assets	13	13
Derivative financial instruments (current and non-current)	201	92
Income tax assets (current and deferred)	165	98
Cash and cash equivalents	7,721	9,918
Total assets as reported in the Consolidated Balance Sheet	44,944	47,612

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			12,215	15,827
Derivative financial instruments (current and non-current)			13	18
Income tax liabilities (current and deferred)			3,232	3,192
Total liabilities as reported in the Consolidated Balance Sheet			24,596	27,977

C. Operating segments disclosures - other items

Additions to
non-current
assets

	Year ended 31 December
	Property, plant and equipment (i) (note 15, 22)			Financial assets (note 17)			Total Group
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Continuing operations
Americas Materials	527	750	506	1	30	2	528	780	508
Europe Materials	384	549	536	-	1	-	384	550	536
Building Products	265	353	247	-	-	-	265	353	247
Total Group from continuing operations	1,176	1,652	1,289	1	31	2	1,177	1,683	1,291

Discontinued operations
Europe Distribution	-	-	35	-	1	-	-	1	35

Total Group	1,176	1,652	1,324	1	32	2	1,177	1,684	1,326

(i)	Additions to property, plant and equipment include $14 million (2019: $96 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.

D. Information about geographical areas

The
non-current
assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December
	Non-current assets*

	2020	2019
	$m	$m
Republic of Ireland (country of domicile)	603	569
United Kingdom	2,594	3,114
United States	15,990	16,019
Other	10,129	10,122
Total Group	29,316	29,824